Investment Properties (Tables)	12 Months Ended
Dec. 31, 2024
Notes and other explanatory information [abstract]
Schedule of investment properties

	December 31, 2023	Depreciation	December 31, 2024

Investment properties	46,678	(48)	46,630

As of December 31, 2024, the market value of these properties was approximately R$453,700 (R$ 393,600 as of December 31,2023).

	December 31, 2022	Depreciation	December 31, 2023

Investment properties	46,726	(48)	46,678

	December 31, 2021	Additions	Depreciation	December 31, 2022

Investment properties	46,126	648	(48)	46,726